UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE, 20TH FLOOR

NEW YORK, NEW YORK 10022

(Address of Principal Executive Offices) (Zip Code)

Jeffrey Dillabough, Esq.

Secretary

Weiss Strategic Interval Fund

320 Park Avenue, 20th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Weiss Strategic Interval Fund

Semi-Annual Report

June 30, 2020

(unaudited)

Investments Composition

Weiss Strategic Interval Fund

June 30, 2020 (unaudited)

  Top Ten Holdings as of June 30, 2020*

Description	% of Net Assets
Amazon.com, Inc.	12.1%
IAC/interactivecorp	9.7%
Vertiv Holdings Co.	9.6%
Evergy, Inc.	9.4%
Norfolk Southern Corp.	9.3%
Freeport-McMoRan, Inc.	8.7%
Microsoft Corp.	8.2%
VICI Properties, Inc.	7.9%
QIAGEN N.V.	7.1%
iShares Russell 2000 ETF	6.6%
TOTAL	88.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Country	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
United States	536.5%	(485.8)%
Netherlands	16.3%	(0.1)%
Ireland	4.4%	(8.3)%
Luxembourg	4.3%	(0.3)%
Canada	3.7%	(1.4)%
Cayman Islands	3.1%	(0.4)%
Bermuda	2.5%	(0.8)%
Britain	2.3%	(7.1)%
Israel	0.4%	(4.1)%
Panama	0.3%	—%
British Virgin	0.3%	(0.0)%*
Marshall Island	0.2%	(0.2)%
Finland	0.2%	—%
Sweden	0.1%	—%
Denmark	0.1%	—%
Germany	0.1%	(6.0)%
Belgium	—%	(3.8)%
Switzerland	—%	(2.0)%
Jersey	—%	(2.0)%
Curacao	—%	(0.7)%
Liberia	—%	(0.1)%
Mexico	—%	(0.0)%*
TOTAL	574.8%	(523.1)%
* Rounds to (0.0)%.

Investments Composition

Weiss Strategic Interval Fund

June 30, 2020 (unaudited)

Sector	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
Real Estate Investment Trusts	73.8%	(66.3)%
Software	47.2%	(27.3)%
Oil, Gas & Consumable Fuels	39.0%	(31.6)%
Road & Rail	32.2%	(13.2)%
Electric Utilities	32.1%	(16.2)%
Semiconductors & Semiconductor Equipment	27.7%	(5.7)%
Hotels, Restaurants & Leisure	17.2%	(9.4)%
Interactive Media & Services	16.4%	(20.0)%
Machinery	16.3%	(13.1)%
Internet & Direct Marketing Retail	15.6%	(9.5)%
Exchange-Traded Funds	14.9%	(122.1)%
IT Services	14.0%	(6.5)%
Metals & Mining	13.5%	—%
Electrical Equipment	12.3%	(4.1)%
Food Products	11.7%	(12.9)%
Capital Markets	10.2%	(6.1)%
Food & Staples Retailing	9.7%	(6.7)%
Multi-Utilities	9.7%	(10.9)%
Specialty Retail	9.6%	(6.8)%
Diversified Financial Services	8.5%	—%
Pharmaceuticals	8.4%	(3.7)%
Life Sciences Tools & Services	7.3%	(1.9)%
Air Freight & Logistics	7.1%	(5.2)%
Household Durables	7.0%	(2.8)%
Trading Companies & Distributors	6.7%	(3.0)%
Chemicals	6.6%	(5.5)%
Commercial Services & Supplies	6.2%	(2.6)%
Automobiles	6.0%	(1.0)%
Entertainment	5.6%	(9.0)%
Biotechnology	5.4%	(5.8)%
Construction & Engineering	5.2%	(0.3)%
Electronic Equipment, Instruments & Components	5.2%	(2.1)%
Media	5.1%	(14.5)%
Household Products	4.9%	(4.0)%
Health Care Providers & Services	4.8%	(5.5)%
Technology Hardware, Storage & Peripherals	4.8%	(4.9)%
Communications Equipment	4.7%	(2.4)%
Health Care Equipment & Supplies	4.4%	(6.0)%
Building Products	4.0%	(3.6)%
Leisure Products	3.5%	(1.1)%
Diversified Consumer Services	3.2%	(0.3)%
Insurance	3.2%	(3.3)%
Airlines	2.5%	(2.2)%
Auto Components	2.4%	(1.2)%
Independent Power and Renewable Electricity Producers	2.2%	—%
Health Care Technology	2.1%	(3.8)%
Containers & Packaging	1.8%	(1.8)%
Aerospace & Defense	1.6%	(1.9)%
Beverages	1.6%	(6.7)%
Multiline Retail	1.6%	(3.0)%
Textiles, Apparel & Luxury Goods	1.5%	(4.2)%
Energy Equipment & Services	1.5%	(4.7)%
Wireless Telecommunication Services	1.4%	—%
Water Utilities	1.2%	—%
Banks	0.8%	(0.1)%
Diversified Telecommunication Services	0.7%	(0.2)%
Construction Materials	0.5%	(0.9)%
Industrial Conglomerates	0.4%	(8.8)%
Gas Utilities	0.1%	(0.8)%
Marine	0.0%*	(0.2)%
Consumer Finance	—%	(2.5)%
Personal Products	—%	(1.5)%
Professional Services	—%	(0.9)%
Paper & Forest Products	—%	(0.7)%

Investments Composition

Weiss Strategic Interval Fund

June 30, 2020 (unaudited)

Thrifts & Mortgage Finance	—%	(0.1)%
Real Estate Management & Development	—%	(0.0)%*
TOTAL	574.8%	(523.1)%
* Rounds to 0.0% or (0.0)%.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Long Investments 574.8%
Common Stocks 559.9%
Aerospace & Defense 1.6%
Kratos Defense & Security Solutions, Inc.(1),(2)	56,231	$878,890
L3Harris Technologies, Inc.(2)	1,865	316,435
Northrop Grumman Corp.(2)	1,032	317,278
TransDigm Group, Inc.(1)	439	194,060
Virgin Galactic Holdings, Inc.(1),(2)	31,135	508,746

		2,215,409

Air Freight & Logistics 7.1%
FedEx Corp.(2)	24,354	3,414,918
Hub Group, Inc., Class A(1),(2)	29,599	1,416,608
United Parcel Service, Inc., Class B	15,220	1,692,160
XPO Logistics, Inc.(1),(2)	40,220	3,106,995

		9,630,681

Airlines 2.5%
Alaska Air Group, Inc.(2)	15,679	568,521
Allegiant Travel Co.	899	98,180
Copa Holdings S.A., Class A(3)	9,143	462,270
Southwest Airlines Co.(2)	54,864	1,875,251
Spirit Airlines, Inc.(1),(2)	17,990	320,222

		3,324,444

Auto Components 2.4%
BorgWarner, Inc.(2)	54,056	1,908,177
Magna International, Inc.(2),(3)	8,992	400,414
Visteon Corp.(1)	13,054	894,199

		3,202,790

Automobiles 6.0%
Fiat Chrysler Automobiles N.V.(2),(3)	42,108	431,186
General Motors Co.(2)	187,564	4,745,369
Tesla, Inc.(1),(2)	2,697	2,912,247
Winnebago Industries, Inc.(2)	1,285	85,607

		8,174,409

Banks 0.8%
Bank of America Corp.(2)	19,417	461,154
Citigroup, Inc.(2)	10,723	547,945

		1,009,099

Beverages 1.6%
Coca-Cola European Partners PLC(2),(3)	33,397	1,261,071
Constellation Brands, Inc., Class A	2,829	494,933
PepsiCo, Inc.	3,462	457,884

		2,213,888

Biotechnology 5.4%
ACADIA Pharmaceuticals, Inc.(1),(2)	2,133	103,387
Acceleron Pharma, Inc.(1),(2)	2,524	240,461
Akouos, Inc.(1)	4,709	105,953
Alder Biopharmaceuticals, Inc.	6,157	5,233
Alexion Pharmaceuticals, Inc.(1),(2)	1,554	174,421
Applied Genetic Technologies Corp.(1)	785	4,349
Arena Pharmaceuticals, Inc.(1)	2,061	129,740
Argenx SE, ADR(1),(2),(3)	85	19,145
Arrowhead Pharmaceuticals, Inc.(1)	1,202	51,914
Ascendis Pharma A/S, ADR(1),(2),(3)	1,181	174,670
BELLUS Health, Inc.(1),(2),(3)	22	226
Biohaven Pharmaceutical Holding Co., Ltd.(1),(3)	1,058	77,350
BioNTech SE, ADR(1),(2),(3)	1,808	120,666

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Biotechnology
Dynavax Technologies Corp.(1),(2)	3,659	32,455
Eiger BioPharmaceuticals, Inc.(1)	11,357	109,027
Epizyme, Inc.(1),(2)	2,009	32,265
Esperion Therapeutics, Inc.(1)	1,799	92,307
Exact Sciences Corp.(1),(2)	131	11,389
Exelixis, Inc.(1),(2)	2,998	71,173
Fate Therapeutics, Inc.(1),(2)	4,310	147,876
Fennec Pharmaceuticals, Inc.(1),(3)	1	8
FibroGen, Inc.(1)	146	5,926
Galera Therapeutics, Inc.(1)	1,283	9,161
Global Blood Therapeutics, Inc.(1)	1,562	98,609
Immunomedics, Inc.(1),(2)	2,561	90,762
Insmed, Inc.(1)	6,786	186,886
Intercept Pharmaceuticals, Inc.(1)	52	2,491
Iovance Biotherapeutics, Inc.(1),(2)	9,868	270,877
Karyopharm Therapeutics, Inc.(1)	274	4,932
Legend Biotech Corp., ADR(1),(2),(3)	485	20,642
Mirati Therapeutics, Inc.(1)	968	110,517
Molecular Templates, Inc.(1),(2)	1,284	17,706
Momenta Pharmaceuticals, Inc.(1)	768	27,594
Regeneron Pharmaceuticals, Inc.(1)	2,214	1,380,761
Rigel Pharmaceuticals, Inc.(1)	1	2
Seattle Genetics, Inc.(1),(2)	3,449	586,054
Turning Point Therapeutics, Inc.(1),(2)	1	65
Twist Bioscience Corp.(1),(2)	58,987	2,672,111
United Therapeutics Corp.(1),(2)	1,157	139,997
Zymeworks, Inc.(1),(2),(3)	33	1,190

		7,330,298

Building Products 4.0%
AZEK Co., Inc. (The)(1),(2)	37,676	1,200,357
Carrier Global Corp.(2)	45,724	1,015,987
Fortune Brands Home & Security, Inc.(2)	31,442	2,010,087
Lennox International, Inc.(2)	3,941	918,214
Masco Corp.(2)	4,198	210,782

		5,355,427

Capital Markets 10.2%
E*TRADE Financial Corp.(2)	127,219	6,326,601
GAIN Capital Holdings, Inc.	60,317	363,108
Legg Mason, Inc.(2)	86,801	4,318,350
TD Ameritrade Holding Corp.(2)	78,020	2,838,368

		13,846,427

Chemicals 6.6%
Air Products & Chemicals, Inc.(2)	126	30,424
Albemarle Corp.(2)	3,372	260,352
DuPont de Nemours, Inc.(2)	138,031	7,333,587
Linde PLC(2),(3)	597	126,630
RPM International, Inc.	10,450	784,377
Sherwin-Williams Co. (The)(2)	700	404,495

		8,939,865

Commercial Services & Supplies 6.2%
Copart, Inc.(1)	2,570	214,004
KAR Auction Services, Inc.(2)	39,982	550,152
Republic Services, Inc.(2)	25,216	2,068,973

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Commercial Services & Supplies
Waste Management, Inc.(2)	52,385	5,548,095

		8,381,224

Communications Equipment 4.7%
Calix, Inc.(1),(2)	19,315	287,794
Ciena Corp.(1),(2)	1,561	84,544
Cisco Systems, Inc.(2)	10,577	493,311
CommScope Holding Co., Inc.(1),(2)	205,600	1,712,648
F5 Networks, Inc.(1),(2)	11,130	1,552,412
Lumentum Holdings, Inc.(1),(2)	23,121	1,882,743
Motorola Solutions, Inc.(2)	314	44,001
Nokia Oyj, ADR(3)	51,695	227,458
Telefonaktiebolaget LM Ericsson, ADR(2),(3)	12,408	115,394

		6,400,305

Construction & Engineering 5.2%
AECOM(1),(2)	123,921	4,656,951
Dycom Industries, Inc.(1),(2)	12,880	526,664
MasTec, Inc.(1),(2)	19,299	865,946
Quanta Services, Inc.(2)	24,966	979,416

		7,028,977

Construction Materials 0.5%
Vulcan Materials Co.(2)	5,966	691,161

Containers & Packaging 1.8%
Berry Global Group, Inc.(1),(2)	41,730	1,849,473
WestRock Co.(2)	18,064	510,489

		2,359,962

Diversified Consumer Services 3.2%
ServiceMaster Global Holdings, Inc.(1),(2)	98,852	3,528,028
WW International, Inc.(1),(2)	30,816	782,110

		4,310,138

Diversified Financial Services 8.5%
8i Enterprises Acquisition Corp.(1),(3)	32,535	328,929
Altegrity, Inc.	148,076	3,205,846
Churchill Capital Corp. III(1)	206,937	2,340,458
CITIC Capital Acquisition Corp.(1),(3)	21,388	214,949
dMY Technology Group, Inc.(1)	18,972	200,724
Far Point Acquisition Corp., Class A(1),(2)	30,092	308,142
Foley Trasimene Acquisition Corp.(1)	60,763	648,341
GS Acquisition Holdings Corp.	123,090	1,293,676
Kensington Capital Acquisition Corp.(1)	41,020	411,020
Landcadia Holdings II, Inc., Class A(1)	9,540	155,979
Social Capital Hedosophia Holdings Corp. II(1),(3)	41,600	522,496
Social Capital Hedosophia Holdings Corp. III(1),(3)	129,060	1,531,942
Sustainable Opportunities Acquisition Corp.(1),(3)	38,303	386,860

		11,549,362

Diversified Telecommunication Services 0.7%
AT&T, Inc.(2)	18,344	554,539
NII Holdings, Inc.	174,048	374,203
Verizon Communications, Inc.	489	26,744

		955,486

Electric Utilities 32.1%
Alliant Energy Corp.(2)	80,206	3,837,055
Entergy Corp.(2)	39,820	3,735,514
Evergy, Inc.(2)	215,041	12,749,781

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Electric Utilities
FirstEnergy Corp.	154,200	5,979,876
IDACORP, Inc.(2)	2,138	186,797
NextEra Energy, Inc.(2)	19,275	4,629,277
NRG Energy, Inc.(2)	28,096	914,806
PG&E Corp.(1)	141,240	1,252,799
Pinnacle West Capital Corp.(2)	35,531	2,604,067
PNM Resources, Inc.	52,808	2,029,939
Portland General Electric Co.(2)	13,132	549,049
PPL Corp.(2)	154,421	3,990,239
Southern Co. (The)	19,336	1,002,571

		43,461,770

Electrical Equipment 12.3%
AMETEK, Inc.(2)	17,733	1,584,798
Eaton Corp. PLC(3)	5,011	438,362
Generac Holdings, Inc.(1),(2)	1,288	157,046
Regal Beloit Corp.(2)	6,934	605,477
Rockwell Automation, Inc.	1,249	266,037
Vertiv Holdings Co.(1),(2)	962,111	13,046,225
Vicor Corp.(1),(2)	7,725	555,814

		16,653,759

Electronic Equipment, Instruments & Components 5.2%
Cognex Corp.	2,570	153,480
Corning, Inc.(2)	1,241	32,142
II-VI, Inc.(1),(2)	25,680	1,212,610
Jabil, Inc.(2)	102,888	3,300,647
SYNNEX Corp.(2)	19,275	2,308,567

		7,007,446

Energy Equipment & Services 1.5%
ChampionX Corp.(1),(2)	207,887	2,028,977

Entertainment 5.6%
Activision Blizzard, Inc.(2)	43,928	3,334,135
Madison Square Garden Sports Corp., Class A(1),(2)	3,199	469,901
Netflix, Inc.(1)	753	342,645
Spotify Technology S.A.(1),(2),(3)	779	201,130
Take-Two Interactive Software, Inc.(1),(2)	6,926	966,662
Zynga, Inc., Class A(1),(2)	234,901	2,240,956

		7,555,429

Food & Staples Retailing 9.7%
Albertsons Cos., Inc., Class A(1)	25,690	405,131
Casey’s General Stores, Inc.(2)	50,432	7,540,593
Costco Wholesale Corp.	10,292	3,120,637
Sysco Corp.	14,694	803,174
US Foods Holding Corp.(1),(2)	63,014	1,242,636
Walgreens Boots Alliance, Inc.(2)	899	38,109

		13,150,280

Food Products 11.7%
B&G Foods, Inc.(2)	52,318	1,275,513
Beyond Meat, Inc.(1),(2)	12,198	1,634,288
Bunge Ltd.(2),(3)	19,275	792,781
Campbell Soup Co.(2)	82,688	4,103,805
Conagra Brands, Inc.(2)	48,245	1,696,777
Kraft Heinz Co. (The)(2)	142,271	4,537,022
McCormick & Co., Inc.(2)	4,496	806,627

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Food Products
Sanderson Farms, Inc.(2)	8,565	992,598

		15,839,411

Gas Utilities 0.1%
Atmos Energy Corp.(2)	638	63,532

Health Care Equipment & Supplies 4.4%
ABIOMED, Inc.(1)	150	36,234
Boston Scientific Corp.(1),(2)	6,694	235,026
Cardiovascular Systems, Inc.(1),(2)	170	5,364
Danaher Corp.	7,836	1,385,640
DexCom, Inc.(1),(2)	2,011	815,259
Edwards Lifesciences Corp.(1),(2)	5,943	410,721
Haemonetics Corp.(1),(2)	2,412	216,019
Insulet Corp.(1)	258	50,119
Penumbra, Inc.(1)	1,687	301,669
Silk Road Medical, Inc.(1)	352	13,904
SmileDirectClub, Inc.(1),(2)	37,123	293,272
STAAR Surgical Co.(1),(2)	1,012	62,278
Tandem Diabetes Care, Inc.(1)	1,851	183,101
Wright Medical Group N.V.(1),(3)	64,843	1,927,134
Zimmer Biomet Holdings, Inc.(2)	249	29,721

		5,965,461

Health Care Providers & Services 4.8%
1Life Healthcare, Inc.(1)	241	8,753
Cigna Corp.	2,905	545,123
CVS Health Corp.(2)	14,653	952,006
Guardant Health, Inc.(1)	1,802	146,196
Humana, Inc.(2)	12,568	4,873,242
Owens & Minor, Inc.	1,288	9,815

		6,535,135

Health Care Technology 2.1%
Change Healthcare, Inc.(1),(2)	250,746	2,808,355
Icad, Inc.(1)	3,025	30,220

		2,838,575

Hotels, Restaurants & Leisure 17.2%
Carrols Restaurant Group, Inc.(1)	31,157	150,800
Cedar Fair L.P.(2)	90,656	2,493,040
Cheesecake Factory, Inc. (The)(2)	51,438	1,178,959
Chipotle Mexican Grill, Inc.(1)	514	540,913
Darden Restaurants, Inc.(2)	10,194	772,399
DraftKings, Inc., Class A(1),(2)	90,458	3,008,633
Eldorado Resorts, Inc.(1)	35,882	1,437,433
Everi Holdings, Inc.(1)	3,854	19,887
Extended Stay America, Inc.	45,098	504,647
Hilton Worldwide Holdings, Inc.(2)	45,205	3,320,307
Las Vegas Sands Corp.(2)	12,845	584,961
Norwegian Cruise Line Holdings Ltd.(1),(2),(3)	9,466	155,526
Shake Shack, Inc., Class A(1),(2)	15,965	845,826
Starbucks Corp.(2)	51,012	3,753,973
Texas Roadhouse, Inc., Class A(2)	34,668	1,822,497
Wyndham Destinations, Inc.(2)	27,585	777,345
Wynn Resorts Ltd.	4,496	334,907
Yum China Holdings, Inc.	784	37,687

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Yum! Brands, Inc.(2)	18,282	1,588,889

		23,328,629

Household Durables 7.0%
Installed Building Products, Inc.(1),(2)	6,309	433,933
KB Home	10,823	332,050
Leggett & Platt, Inc.	40,604	1,427,231
Mohawk Industries, Inc.(1),(2)	15,928	1,620,833
PulteGroup, Inc.(2)	127,895	4,352,267
Purple Innovation, Inc.(1)	51,520	927,360
TopBuild Corp.(1),(2)	3,085	350,980

		9,444,654

Household Products 4.9%
Energizer Holdings, Inc.(2)	27,398	1,301,131
Kimberly-Clark Corp.(2)	1,390	196,477
Procter & Gamble Co. (The)(2)	25,635	3,065,177
Reynolds Consumer Products, Inc.(2)	40,938	1,422,186
Spectrum Brands Holdings, Inc.(2)	4,895	224,680
WD-40 Co.	1,941	384,900

		6,594,551

Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	109,461	1,586,090
Vistra Energy Corp.(2)	77,231	1,438,041

		3,024,131

Industrial Conglomerates 0.4%
Roper Technologies, Inc.	1,285	495,547

Insurance 3.2%
Aflac, Inc.(2)	814	29,328
Genworth Financial, Inc., Class A(1)	30,021	69,349
Syncora Holdings Ltd.(3)	56,504	16,669
Willis Towers Watson PLC(2),(3)	21,171	4,169,628

		4,284,974

Interactive Media & Services 16.4%
Alphabet, Inc., Class C(1),(2)	385	544,240
Facebook, Inc., Class A(1)	10,726	2,435,553
IAC/interactivecorp(1),(2)	40,729	13,171,758
Match Group, Inc.	12,880	1,378,804
Pinterest, Inc., Class A(1),(2)	19,182	425,265
QuinStreet, Inc.(1),(2)	46,654	488,001
Snap, Inc., Class A(1),(2)	157,141	3,691,242

		22,134,863

Internet & Direct Marketing Retail 15.6%
Alibaba Group Holding Ltd., ADR(1),(3)	2,570	554,349
Amazon.com, Inc.(1),(2)	5,918	16,326,697
Booking Holdings, Inc.(1),(2)	475	756,362
Expedia Group, Inc.(2)	17,421	1,432,006
Farfetch Ltd., Class A(1),(3)	14,168	244,681
RealReal, Inc. (The)(1)	27,349	349,794
Stamps.com, Inc.(1),(2)	7,835	1,439,211

		21,103,100

IT Services 14.0%
Akamai Technologies, Inc.(1)	2,997	320,949
DXC Technology Co.(2)	103,000	1,699,500
Fidelity National Information Services, Inc.(2)	513	68,788

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
IT Services
Fiserv, Inc.(1),(2)	1,865	182,061
Global Payments, Inc.(2)	35,391	6,003,022
Leidos Holdings, Inc.(2)	8,881	831,883
LiveRamp Holdings, Inc.(1),(2)	38,220	1,623,203
Mastercard, Inc., Class A(2)	2,303	680,997
MongoDB, Inc.(1),(2)	1,048	237,204
PayPal Holdings, Inc.(1),(2)	20,552	3,580,775
Shift4 Payments, Inc., Class A(1),(2)	9,010	319,855
Shopify, Inc., Class A(1),(2),(3)	1,722	1,634,523
Twilio, Inc., Class A(1)	8,232	1,806,266
Unisys Corp.(1)	52	567

		18,989,593

Leisure Products 3.5%
Peloton Interactive, Inc., Class A(1),(2)	63,196	3,650,833
YETI Holdings, Inc.(1),(2)	24,479	1,045,988

		4,696,821

Life Sciences Tools & Services 7.3%
Adaptive Biotechnologies Corp.(1),(2)	2	97
NanoString Technologies, Inc.(1),(2)	245	7,191
PPD, Inc.(1),(2)	5	134
QIAGEN N.V.(1),(2),(3)	223,813	9,581,434
Repligen Corp.(1)	1,830	226,206

		9,815,062

Machinery 16.3%
Caterpillar, Inc.	2,570	325,105
Cummins, Inc.	4,233	733,410
Dover Corp.(2)	51,476	4,970,523
Fortive Corp.	27,914	1,888,661
Illinois Tool Works, Inc.(2)	23,865	4,172,795
ITT, Inc.(2)	10,664	626,403
Middleby Corp. (The)(1)	10,293	812,529
Otis Worldwide Corp.(2)	34,955	1,987,541
Parker-Hannifin Corp.(2)	12,633	2,315,250
Pentair PLC(2),(3)	29,552	1,122,681
Rexnord Corp.(2)	28,323	825,615
Stanley Black & Decker, Inc.	3,855	537,310
Woodward, Inc.(2)	22,958	1,780,393

		22,098,216

Marine 0.0%
Scorpio Bulkers, Inc.(3)	3,743	57,268

Media 5.1%
Charter Communications, Inc., Class A(1)	258	131,379
comScore, Inc.(1)	258,455	801,210
Discovery, Inc., Class A(1)	1,927	40,660
DISH Network Corp., Class A(1),(2)	81,402	2,809,183
Nexstar Media Group, Inc., Class A(2)	25,110	2,101,456
Sinclair Broadcast Group, Inc., Class A(2)	27,050	499,343
TEGNA, Inc.(2)	45,047	501,823

		6,885,054

Metals & Mining 13.5%
ArcelorMittal S.A.(1),(3)	522,656	5,608,099
Barrick Gold Corp.(3)	19,907	536,294
Freeport-McMoRan, Inc.(2)	1,021,875	11,823,094

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Metals & Mining
Newmont Corp.(2)	4,612	284,745

		18,252,232

Multi-Utilities 9.7%
Black Hills Corp.(2)	10,276	582,238
CenterPoint Energy, Inc.	128,750	2,403,763
Consolidated Edison, Inc.(2)	23,225	1,670,574
Dominion Energy, Inc.(2)	25,750	2,090,385
DTE Energy Co.(2)	20,600	2,214,500
NiSource, Inc.	34,369	781,551
Sempra Energy(2)	28,259	3,312,803

		13,055,814

Multiline Retail 1.6%
Dollar Tree, Inc.(1),(2)	17,494	1,621,344
Ollie’s Bargain Outlet Holdings, Inc.(1),(2)	2,318	226,353
Target Corp.	2,569	308,100

		2,155,797

Oil, Gas & Consumable Fuels 39.0%
Apache Corp.(2)	287,329	3,878,941
Ardmore Shipping Corp.(3)	52,991	229,981
Cheniere Energy, Inc.(1),(2)	43,736	2,113,323
CNX Resources Corp.(1),(2)	258,592	2,236,821
Comstock Resources, Inc.(1)	64,503	282,523
Concho Resources, Inc.(2)	84,875	4,371,062
Golar LNG Ltd.(3)	20,084	145,408
Hess Corp.	72,759	3,769,644
HollyFrontier Corp.	55,388	1,617,330
Marathon Petroleum Corp.	16,584	619,910
Matador Resources Co.(1),(2)	406,878	3,458,463
Noble Energy, Inc.(2)	232,268	2,081,121
Nordic American Tankers Ltd.(3)	137,180	556,951
Northern Oil and Gas, Inc.(1)	2,109,552	1,769,703
ONEOK, Inc.	19,260	639,817
Ovintiv, Inc.(2)	401,734	3,836,560
Parsley Energy, Inc., Class A(2)	387,891	4,142,676
PDC Energy, Inc.(1),(2)	284,906	3,544,231
Phillips 66(2)	20,764	1,492,932
Pioneer Natural Resources Co.(2)	45,117	4,407,931
SM Energy Co.	404,012	1,515,045
Valero Energy Corp.(2)	34,768	2,045,054
World Fuel Services Corp.(2)	18,032	464,504
WPX Energy, Inc.(1),(2)	559,428	3,569,151

		52,789,082

Pharmaceuticals 8.4%
Aerie Pharmaceuticals, Inc.(1),(2)	168	2,480
AstraZeneca PLC, ADR(2),(3)	26,974	1,426,655
Axsome Therapeutics, Inc.(1),(2)	1,205	99,147
Calliditas Therapeutics AB, ADR(1),(3)	2,576	60,021
Cara Therapeutics, Inc.(1)	1,500	25,650
Elanco Animal Health, Inc.(1),(2)	354,690	7,608,101
Fulcrum Therapeutics, Inc.(1)	212	3,878
GW Pharmaceuticals PLC, ADR(1),(2),(3)	736	90,322
Horizon Therapeutics PLC(1),(2),(3)	1,579	87,761
Intersect ENT, Inc.(1)	3,717	50,328
Johnson & Johnson(2)	6,594	927,314
Merck & Co., Inc.(2)	7,704	595,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Pharmaceuticals
MyoKardia, Inc.(1),(2)	1,541	148,891
Reata Pharmaceuticals, Inc., Class A(1),(2)	305	47,586
Royalty Pharma PLC, Class A(1),(2),(3)	1,931	93,750
Tricida, Inc.(1),(2)	2,411	66,254
Zogenix, Inc.(1)	1,650	44,567

		11,378,455

Real Estate Investment Trusts 73.8%
Agree Realty Corp.(2)	30,896	2,030,176
American Campus Communities, Inc.(2)	198,250	6,930,820
Apartment Investment & Management Co., Class A(2)	60,248	2,267,735
Crown Castle International Corp.	3,285	549,745
CyrusOne, Inc.	6,914	502,993
Digital Realty Trust, Inc.(2)	3,051	433,578
EastGroup Properties, Inc.(2)	17,302	2,052,190
Gaming and Leisure Properties, Inc.	123	4,256
Healthcare Trust of America, Inc., Class A(2)	27,190	721,079
Host Hotels & Resorts, Inc.(2)	19,417	209,509
Innovative Industrial Properties, Inc.(2)	88,126	7,756,850
Invitation Homes, Inc.(2)	164,784	4,536,503
iStar, Inc.(2)	267,258	3,292,619
Jernigan Capital, Inc.	167,940	2,297,419
Kilroy Realty Corp.(2)	65,612	3,851,424
Mid-America Apartment Communities, Inc.(2)	15,377	1,763,281
Omega Healthcare Investors, Inc.	104,930	3,119,569
Outfront Media, Inc.(2)	18,021	255,358
Piedmont Office Realty Trust, Inc., Class A(2)	461,927	7,672,607
Realty Income Corp.(2)	4,218	250,971
Retail Opportunity Investments Corp.(2)	188,288	2,133,303
Rexford Industrial Realty, Inc.(2)	100,984	4,183,767
RPT Realty(2)	309,481	2,153,988
Sabra Health Care REIT, Inc.(2)	257,206	3,711,483
SBA Communications Corp.(2)	932	277,661
Spirit Realty Capital, Inc.(2)	78,152	2,724,379
Sun Communities, Inc.(2)	26,838	3,641,380
UDR, Inc.(2)	158,131	5,910,937
Urban Edge Properties(2)	214,056	2,540,845
VICI Properties, Inc.(2)	528,357	10,667,528
Weingarten Realty Investors(2)	130,768	2,475,438
Welltower, Inc.(2)	169,583	8,775,920
WP Carey, Inc.(2)	2,623	177,446

		99,872,757

Road & Rail 32.2%
Canadian National Railway Co.(2),(3)	3,848	340,817
Canadian Pacific Railway Ltd.(2),(3)	8,263	2,109,874
Covenant Transportation Group, Inc., Class A(1)	18,025	260,101
JB Hunt Transport Services, Inc.	2,569	309,153
Kansas City Southern(2)	32,881	4,908,805
Knight-Swift Transportation Holdings, Inc.(2)	201,259	8,394,513
Landstar System, Inc.(2)	28,261	3,173,993
Lyft, Inc., Class A(1),(2)	18,367	606,295
Norfolk Southern Corp.(2)	71,883	12,620,498
Old Dominion Freight Line, Inc.(2)	31,146	5,282,050
Uber Technologies, Inc.(1),(2)	56,826	1,766,152
Union Pacific Corp.	10,397	1,757,821

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Road & Rail
Werner Enterprises, Inc.(2)	47,806	2,080,995

		43,611,067

Semiconductors & Semiconductor Equipment 27.7%
Advanced Micro Devices, Inc.(1)	12,850	676,038
Ambarella, Inc.(1),(2),(3)	14,495	663,871
Analog Devices, Inc.(2)	3,531	433,042
ASML Holding N.V.(2),(3)	9,490	3,492,605
Inphi Corp.(1)	8,111	953,042
Intel Corp.(2)	4,007	239,739
Lam Research Corp.(2)	3,589	1,160,898
MACOM Technology Solutions Holdings, Inc.(1),(2)	6,232	214,069
Microchip Technology, Inc.(2)	18,032	1,898,950
Micron Technology, Inc.(1),(2)	27,632	1,423,601
NVIDIA Corp.	5,145	1,954,637
NXP Semiconductors N.V.(2),(3)	55,914	6,376,433
ON Semiconductor Corp.(1),(2)	218,365	4,327,994
QUALCOMM, Inc.(2)	62,615	5,711,114
Skyworks Solutions, Inc.(2)	61,956	7,921,694

		37,447,727

Software 47.2%
2U, Inc.(1)	37,876	1,437,773
Adobe, Inc.(1),(2)	9,630	4,192,035
Alteryx, Inc., Class A(1)	1,126	184,979
Atlassian Corp. PLC, Class A(1),(2),(3)	1,465	264,096
Avaya Holdings Corp.(1),(2)	716,741	8,858,919
Bill.com Holdings, Inc.(1)	10,286	927,900
Box, Inc., Class A(1),(2)	11,272	234,007
Cadence Design Systems, Inc.(1),(2)	14,310	1,373,188
Citrix Systems, Inc.(2)	4,494	664,707
Cloudera, Inc.(1),(2)	70,647	898,630
Coupa Software, Inc.(1),(2)	901	249,613
Crowdstrike Holdings, Inc., Class A(1),(2)	37,621	3,773,010
CyberArk Software Ltd.(1),(3)	4,822	478,680
Datadog, Inc., Class A(1),(2)	10,292	894,889
DocuSign, Inc.(1)	2,166	373,007
Dynatrace, Inc.(1),(2)	20,544	834,086
Elastic N.V.(1),(2),(3)	2,575	237,441
Everbridge, Inc.(1)	983	136,008
FireEye, Inc.(1),(2)	154,560	1,881,768
ForeScout Technologies, Inc.(1),(2)	10,272	217,766
Microsoft Corp.(2)	54,405	11,071,961
NortonLifeLock, Inc.(2)	45,296	898,220
Palo Alto Networks, Inc.(1)	6,568	1,508,473
Pluralsight, Inc., Class A(1)	28,276	510,382
RingCentral, Inc., Class A(1),(2)	12,476	3,555,785
salesforce.com, Inc.(1),(2)	36,058	6,754,745
ServiceNow, Inc.(1)	6,930	2,807,066
Smartsheet, Inc., Class A(1)	1,287	65,534
Splunk, Inc.(1),(2)	3,349	665,446
SVMK, Inc.(1),(2)	10,164	239,261
Verint Systems, Inc.(1),(2)	1,929	87,152
VMware, Inc., Class A(1),(2)	2,569	397,835
Workday, Inc., Class A(1),(2)	21,946	4,111,803
Zendesk, Inc.(1)	3,621	320,567
Zoom Video Communications, Inc., Class A(1),(2)	5,392	1,367,088

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Software
Zscaler, Inc.(1),(2)	12,845	1,406,527

		63,880,347

Specialty Retail 9.6%
American Eagle Outfitters, Inc.(2)	77,070	840,063
Best Buy Co., Inc.(2)	16,753	1,462,034
Boot Barn Holdings, Inc.(1)	15,456	333,231
Burlington Stores, Inc.(1)	1,288	253,646
Designer Brands, Inc., Class A	77,070	521,764
Foot Locker, Inc.(2)	4,122	120,197
Gap, Inc. (The)	69,456	876,535
Home Depot, Inc. (The)	4,777	1,196,686
Hudson Ltd., Class A(1),(3)	45,062	219,452
L Brands, Inc.	20,608	308,502
Lithia Motors, Inc., Class A(2)	7,755	1,173,564
Lowe’s Cos., Inc.(2)	18,537	2,504,719
O’Reilly Automotive, Inc.(1),(2)	2,192	924,301
Ross Stores, Inc.	7,994	681,409
Tiffany & Co.(2)	11,203	1,366,094
TJX Cos., Inc. (The)(2)	3,864	195,364

		12,977,561

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.(2)	13,186	4,810,253
Dell Technologies, Class C(1),(2)	20,527	1,127,753
HP, Inc.(2)	30,415	530,134

		6,468,140

Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., Class B	16,900	1,657,045
Skechers USA, Inc., Class A(1),(2)	12,880	404,174

		2,061,219

Trading Companies & Distributors 6.7%
GATX Corp.(2)	16,698	1,018,244
Triton International Ltd.(3)	51,500	1,557,360
United Rentals, Inc.(1)	6,423	957,284
WESCO International, Inc.(1),(2)	96,643	3,393,136
WW Grainger, Inc.(2)	6,990	2,195,978

		9,122,002

Water Utilities 1.2%
American Water Works Co., Inc.(2)	12,875	1,656,497

Wireless Telecommunication Services 1.4%
Gogo, Inc.(1)	17,589	55,581
T-Mobile U.S., Inc.(1),(2)	17,315	1,803,357

		1,858,938

Total Common Stocks (Cost $731,586,242)		757,559,225

Exchange-Traded Funds 14.9%
Energy Select Sector SPDR Fund(2)	23,063	872,935
Financial Select Sector SPDR Fund(2)	93,381	2,160,836
Industrial Select Sector SPDR Fund	9,252	635,612
iShares iBoxx High Yield Corporate Bond ETF	5,140	419,527
iShares MSCI Canada ETF	7,707	199,457
iShares MSCI China ETF	4,837	316,582
iShares MSCI Germany ETF(2)	67,063	1,818,078
iShares Russell 2000 ETF(2)	62,522	8,951,900
iShares Russell 2000 Value ETF(2)	8,991	876,263

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Exchange-Traded Funds
iShares Transportation Average ETF(2)	2,709	440,592
iShares U.S. Home Construction ETF(2)	46,377	2,047,544
ProShares VIX Short-Term Futures ETF(1),(2)	10,084	279,932
SPDR Gold Shares(1)	1,285	215,070
SPDR S&P Metals & Mining ETF(2)	33,169	702,851
VanEck Vectors Gold Miners ETF(2)	7,707	282,693

Total Exchange-Traded Funds (Cost $19,784,407)		20,219,872

Rights 0.0%
Pharmaceuticals 0.0%
Bristol-Myers Squibb Co.(1)	12,891	46,150

Total Rights (Cost $46,886)		46,150

Total Long Investments (Cost $751,417,535)		777,825,247

Securities Sold Short (4)(523.1)%
Common Stocks (401.0)%
Aerospace & Defense (1.9)%
Boeing Co. (The)	2,048	(375,398)
General Dynamics Corp.	9,260	(1,384,000)
Hexcel Corp.	16,686	(754,541)
PAE, Inc.	6,184	(59,119)

		(2,573,058)

Air Freight & Logistics (5.2)%
Atlas Air Worldwide Holdings, Inc.	68,167	(2,933,226)
C.H. Robinson Worldwide, Inc.	13,341	(1,054,739)
Expeditors International of Washington, Inc.	39,989	(3,040,764)

		(7,028,729)

Airlines (2.2)%
American Airlines Group, Inc.	56,509	(738,572)
Delta Air Lines, Inc.	25,694	(720,717)
SkyWest, Inc.	37,356	(1,218,553)
United Airlines Holdings, Inc.	10,717	(370,915)

		(3,048,757)

Auto Components (1.2)%
American Axle & Manufacturing Holdings, Inc.	10,300	(78,280)
Aptiv PLC(3)	16,793	(1,308,511)
Autoliv, Inc.	1,284	(82,831)
Goodyear Tire & Rubber Co. (The)	14,466	(129,398)

		(1,599,020)

Automobiles (1.0)%
Ferrari N.V.(3)	469	(80,204)
Ford Motor Co.	128,500	(781,280)
Harley-Davidson, Inc.	18,628	(442,787)

		(1,304,271)

Banks (0.1)%
ChoiceOne Financial Services, Inc.	642	(18,978)
Glacier Bancorp, Inc.	686	(24,209)
Harborone Bancorp, Inc.	2,173	(18,557)
Sandy Spring Bancorp, Inc.	912	(22,599)

		(84,343)

Beverages (6.7)%
Anheuser-Busch InBev S.A., ADR(3)	100,671	(4,963,080)
Brown-Forman Corp., Class B	23,603	(1,502,567)
Coca-Cola Co. (The)	55,283	(2,470,044)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Beverages
Primo Water Corp.(3)	13,562	(186,478)

		(9,122,169)

Biotechnology (5.8)%
AbbVie, Inc.	43,244	(4,245,696)
Adverum Biotechnologies, Inc.	998	(20,838)
Alector, Inc.	1,118	(27,324)
Allakos, Inc.	480	(34,493)
Amgen, Inc.	6,013	(1,418,226)
Applied Therapeutics, Inc.	472	(17,063)
Arcturus Therapeutics Holdings, Inc.	1,181	(55,200)
Biohaven Pharmaceutical Holding Co., Ltd.(3)	509	(37,213)
BrainStorm Cell Therapeutics, Inc.	2,855	(32,005)
ChemoCentryx, Inc.	446	(25,663)
Constellation Pharmaceuticals, Inc.	757	(22,748)
Cortexyme, Inc.	405	(18,751)
Crinetics Pharmaceuticals, Inc.	1,413	(24,756)
Cue Biopharma, Inc.	729	(17,868)
Denali Therapeutics, Inc.	1,085	(26,235)
Dicerna Pharmaceuticals, Inc.	1,157	(29,388)
Epizyme, Inc.(2)	1,099	(17,650)
FibroGen, Inc.	5	(203)
Frequency Therapeutics, Inc.	1,943	(45,175)
Immunovant, Inc.	1,760	(42,856)
Insmed, Inc.	1,322	(36,408)
Invitae Corp.	2,742	(83,055)
Karuna Therapeutics, Inc.	463	(51,606)
Karyopharm Therapeutics, Inc.	23	(436)
Keros Therapeutics, Inc.	639	(23,969)
Kura Oncology, Inc.	1,718	(28,003)
Mirati Therapeutics, Inc.	696	(79,462)
Moderna, Inc.	3,508	(225,249)
Momenta Pharmaceuticals, Inc.	221	(7,353)
Natera, Inc.	565	(28,171)
Neoleukin Therapeutics, Inc.(3)	3,179	(52,771)
ORIC Pharmaceuticals, Inc.	799	(26,950)
Ovid therapeutics, Inc.	3,945	(29,075)
Passage Bio, Inc.	18,901	(516,564)
Principia Biopharma, Inc.	993	(59,371)
RAPT Therapeutics, Inc.	797	(23,129)
Selecta Biosciences, Inc.	6,056	(17,199)
SpringWorks Therapeutics, Inc.	957	(40,194)
Translate Bio, Inc.	1,481	(26,539)
Ultragenyx Pharmaceutical, Inc.	345	(26,986)
Viela Bio, Inc.	1,268	(54,930)
Vir Biotechnology, Inc.	3,388	(138,806)
Xencor, Inc.	833	(26,981)
Y-mAbs Therapeutics, Inc.	615	(26,568)
Zentalis Pharmaceuticals, Inc.	948	(45,523)

		(7,834,649)

Building Products (3.6)%
Advanced Drainage Systems, Inc.	654	(32,308)
Apogee Enterprises, Inc.	1,968	(45,343)
Armstrong World Industries, Inc.	13,391	(1,043,962)
Johnson Controls International PLC(3)	35,837	(1,223,475)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Building Products
Trane Technologies PLC(3)	28,706	(2,554,260)

		(4,899,348)

Capital Markets (6.1)%
Charles Schwab Corp. (The)	86,441	(2,916,519)
Houlihan Lokey, Inc.	316	(17,582)
Moelis & Co., Class A	604	(18,821)
Morgan Stanley	107,865	(5,209,879)
MSCI, Inc.	119	(39,725)
Piper Sandler Cos.	330	(19,523)

		(8,222,049)

Chemicals (5.5)%
Air Products & Chemicals, Inc.(2)	1,284	(310,035)
Axalta Coating Systems Ltd.(3)	22,402	(505,165)
Dow, Inc.	19,782	(806,314)
International Flavors & Fragrances, Inc.	25,707	(3,148,079)
LyondellBasell Industries N.V., Class A(3)	387	(25,434)
PPG Industries, Inc.	18,552	(1,967,625)
Sherwin-Williams Co. (The)(2)	1,027	(593,452)
Westlake Chemical Corp.	1,931	(103,598)

		(7,459,702)

Commercial Services & Supplies (2.6)%
ADT, Inc.	554	(4,421)
Casella Waste Systems, Inc., Class A	4,603	(239,908)
Cintas Corp.	145	(38,622)
Clean Harbors, Inc.	16,716	(1,002,626)
Copart, Inc.	308	(25,647)
IAA, Inc.	15,459	(596,254)
Interface, Inc.	772	(6,284)
US Ecology, Inc.	557	(18,871)
Waste Connections, Inc.(3)	16,744	(1,570,420)

		(3,503,053)

Communications Equipment (2.4)%
Arista Networks, Inc.	11,175	(2,347,085)
Juniper Networks, Inc.	38,625	(882,968)

		(3,230,053)

Construction & Engineering (0.3)%
Fluor Corp.	38,625	(466,590)

Construction Materials (0.9)%
Cemex S.A.B. de C.V., ADR(3)	9,961	(28,688)
Eagle Materials, Inc.	4,751	(333,615)
Martin Marietta Materials, Inc.	4,111	(849,209)

		(1,211,512)

Consumer Finance (2.5)%
American Express Co.	35,439	(3,373,793)

Containers & Packaging (1.8)%
Amcor PLC(3)	87,028	(888,556)
AptarGroup, Inc.	3,618	(405,144)
International Paper Co.	2,411	(84,891)
O-I Glass, Inc.	19,268	(173,026)
Packaging Corp. of America	3,871	(386,326)
Ranpak Holdings Corp.	2,513	(18,697)
Sealed Air Corp.	4,141	(136,032)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Containers & Packaging
Silgan Holdings, Inc.	10,491	(339,803)

		(2,432,475)

Diversified Consumer Services (0.3)%
Aspen Group, Inc.	1,709	(15,466)
Chegg, Inc.	2,569	(172,791)
Franchise Group, Inc.	1,675	(36,649)
Strategic Education, Inc.	120	(18,438)
Universal Technical Institute, Inc.	2,649	(18,411)
Vivint Smart Home, Inc.	6,133	(106,285)

		(368,040)

Diversified Telecommunication Services (0.2)%
AT&T, Inc.(2)	757	(22,884)
Bandwidth, Inc., Class A	316	(40,132)
Iridium Communications, Inc.	1,719	(43,732)
Verizon Communications, Inc.	1,955	(107,779)

		(214,527)

Electric Utilities (16.2)%
American Electric Power Co., Inc.	83,630	(6,660,293)
Avangrid, Inc.	45,277	(1,900,729)
Duke Energy Corp.	62,824	(5,019,009)
Eversource Energy	26,994	(2,247,790)
Hawaiian Electric Industries, Inc.	38,625	(1,392,818)
OGE Energy Corp.	20,754	(630,091)
Xcel Energy, Inc.	65,800	(4,112,500)

		(21,963,230)

Electrical Equipment (4.1)%
Acuity Brands, Inc.	1,142	(109,335)
Bloom Energy Corp., Class A	2,717	(29,561)
Emerson Electric Co.	71,571	(4,439,549)
FuelCell Energy, Inc.	19,234	(43,469)
Hubbell, Inc.(2)	4,112	(515,481)
TPI Composites, Inc.	16,490	(385,371)

		(5,522,766)

Electronic Equipment, Instruments & Components (2.1)%
Fitbit, Inc., Class A	441,611	(2,852,807)
Itron, Inc.	605	(40,081)

		(2,892,888)

Energy Equipment & Services (4.7)%
Baker Hughes Co.	42,742	(657,799)
Halliburton Co.	122,596	(1,591,296)
Helmerich & Payne, Inc.	45,669	(891,002)
Nabors Industries Ltd.(3)	14,720	(544,935)
National Oilwell Varco, Inc.	59,135	(724,404)
Patterson-UTI Energy, Inc.	181,820	(630,916)
Schlumberger Ltd.(3)	51,380	(944,878)
Tenaris S.A., ADR(3)	28,470	(368,117)

		(6,353,347)

Entertainment (9.0)%
Electronic Arts, Inc.	26,964	(3,560,596)
Liberty Media Corp-Liberty Formula One, Class C	8,562	(271,501)
Live Nation Entertainment, Inc.	103,239	(4,576,585)
Madison Square Garden Entertainment Corp.	13,612	(1,020,900)
Netflix, Inc.	372	(169,275)
Roku, Inc.	1,815	(211,502)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The)	21,593	(2,407,835)

		(12,218,194)

Food & Staples Retailing (6.7)%
BJ’s Wholesale Club Holdings, Inc.	61,759	(2,301,758)
Kroger Co. (The)	18,378	(622,095)
Sprouts Farmers Market, Inc.	54,096	(1,384,316)
United Natural Foods, Inc.	10,304	(187,636)
Walmart, Inc.	38,338	(4,592,126)

		(9,087,931)

Food Products (12.9)%
Flowers Foods, Inc.	36,019	(805,385)
Freshpet, Inc.	476	(39,822)
General Mills, Inc.	10,571	(651,702)
Hershey Co. (The)	24,212	(3,138,359)
Hormel Foods Corp.	148,199	(7,153,566)
Ingredion, Inc.	9,509	(789,247)
JM Smucker Co. (The)	5,548	(587,034)
Kellogg Co.	20,858	(1,377,880)
Mondelez International, Inc., Class A	49,530	(2,532,469)
Tyson Foods, Inc., Class A	5,669	(338,496)

		(17,413,960)

Gas Utilities (0.8)%
Brookfield Infrastructure Corp., Class A(3)	2,909	(132,476)
New Jersey Resources Corp.	20,608	(672,851)
Southwest Gas Holdings, Inc.	3,863	(266,740)

		(1,072,067)

Health Care Equipment & Supplies (6.0)%
Alcon, Inc.(3)	40,723	(2,334,242)
Axonics Modulation Technologies, Inc.	1,080	(37,919)
Baxter International, Inc.	5,980	(514,878)
Hill-Rom Holdings, Inc.	33,576	(3,685,973)
Medtronic PLC(3)	7,288	(668,310)
Neogen Corp.	236	(18,314)
Nevro Corp.	1,611	(192,466)
Quotient Ltd.(3)	6,581	(48,699)
Repro-Med Systems, Inc.	2,893	(25,979)
Silk Road Medical, Inc.	125	(5,236)
STERIS PLC(3)	3,736	(573,252)

		(8,105,268)

Health Care Providers & Services (5.5)%
Centene Corp.	62,252	(3,956,115)
HCA Healthcare, Inc.	8,992	(872,764)
McKesson Corp.	270	(41,423)
Quest Diagnostics, Inc.	2,415	(275,213)
UnitedHealth Group, Inc.	7,725	(2,278,489)
Viemed Healthcare, Inc.(3)	3,167	(30,403)

		(7,454,407)

Health Care Technology (3.8)%
Cerner Corp.	73,225	(5,019,574)
Health Catalyst, Inc.	1,202	(35,062)
iCAD, Inc.	1,852	(18,501)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Health Care Technology
Inspire Medical Systems, Inc.	1,135	(98,768)

		(5,171,905)

Hotels, Restaurants & Leisure (9.4)%
Brinker International, Inc.	15,456	(370,944)
Chipotle Mexican Grill, Inc.	618	(650,358)
Dave & Buster’s Entertainment, Inc.	5,140	(68,516)
Dine Brands Global, Inc.	1,610	(67,781)
Domino’s Pizza, Inc.	1,284	(474,361)
Hilton Grand Vacations, Inc.	24,472	(478,428)
Hyatt Hotels Corp., Class A	28,270	(1,421,698)
International Game Technology PLC(3)	26,975	(240,078)
Marriott International, Inc., Class A	15,058	(1,290,922)
Marriott Vacations Worldwide Corp.	9,016	(741,205)
McDonald’s Corp.(2)	1,865	(344,037)
MGM Resorts International	74,519	(1,251,919)
Papa John’s International, Inc.	4,895	(388,712)
Penn National Gaming, Inc.	28,746	(877,903)
Planet Fitness, Inc., Class A	15,577	(943,499)
Royal Caribbean Cruises Ltd.(3)	2,250	(113,175)
SeaWorld Entertainment, Inc.	31,697	(469,433)
Six Flags Entertainment Corp.	37,434	(719,107)
Wingstop, Inc.	1,932	(268,490)
Wyndham Hotels & Resorts, Inc.	34,668	(1,477,550)

		(12,658,116)

Household Durables (2.8)%
DR Horton, Inc.	11,944	(662,295)
Garmin Ltd.(3)	1,590	(155,025)
Lennar Corp., Class A	12,348	(760,884)
LGI Homes, Inc.	255	(22,447)
Toll Brothers, Inc.	29,620	(965,316)
Whirlpool Corp.	9,013	(1,167,454)

		(3,733,421)

Household Products (4.0)%
Church & Dwight Co., Inc.	16,869	(1,303,974)
Clorox Co. (The)	8,973	(1,968,407)
Colgate-Palmolive Co.	29,774	(2,181,243)

		(5,453,624)

Industrial Conglomerates (8.8)%
3M Co.	53,613	(8,363,092)
General Electric Co.	117,952	(805,612)
Honeywell International, Inc.	9,132	(1,320,396)
Roper Technologies, Inc.	3,609	(1,401,230)

		(11,890,330)

Insurance (3.3)%
Aon PLC, Class A(3)	22,859	(4,402,643)
eHealth, Inc.	302	(29,669)
Prudential Financial, Inc.	496	(30,206)

		(4,462,518)

Interactive Media & Services (20.0)%
Alphabet, Inc., Class A	1,565	(2,219,248)
ANGI Homeservices, Inc., Class A	43,207	(524,965)
Cargurus, Inc.	1,673	(42,411)
Eventbrite, Inc., Class A	2,435	(20,868)
EverQuote, Inc., Class A	477	(27,742)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Interactive Media & Services
Facebook, Inc., Class A	20,915	(4,749,169)
Match Group, Inc.	102,258	(10,946,719)
TripAdvisor, Inc.	3,854	(73,265)
Twitter, Inc.	278,029	(8,282,484)
Yelp, Inc.	6,440	(148,957)

		(27,035,828)

Internet & Direct Marketing Retail (9.5)%
Alibaba Group Holding Ltd., ADR(3)	1,549	(334,119)
Chewy, Inc., Class A	6,175	(275,961)
eBay, Inc.	114,882	(6,025,561)
Etsy, Inc.	643	(68,306)
JD.com, Inc., ADR(3)	4,123	(248,122)
Stitch Fix, Inc., Class A	8,721	(217,502)
Wayfair, Inc., Class A	29,045	(5,739,582)

		(12,909,153)

IT Services (6.5)%
Accenture PLC, Class A(3)	1,482	(318,215)
Cognizant Technology Solutions Corp., Class A	38,073	(2,163,308)
GreenSky, Inc., Class A	5,725	(28,053)
Grid Dynamics Holdings, Inc.	2,000	(13,800)
International Business Machines Corp.	49,254	(5,948,406)
Okta, Inc.	892	(178,605)
Repay Holdings Corp.	3,372	(83,052)

		(8,733,439)

Leisure Products (1.1)%
Brunswick Corp.	22,497	(1,440,033)
Nautilus, Inc.	2,571	(23,833)

		(1,463,866)

Life Sciences Tools & Services (1.9)%
Agilent Technologies, Inc.	2,569	(227,023)
NeoGenomics, Inc.	1,003	(31,073)
Thermo Fisher Scientific, Inc.	6,228	(2,256,653)

		(2,514,749)

Machinery (13.1)%
AGCO Corp.	1,749	(97,000)
Allison Transmission Holdings, Inc.	11,002	(404,654)
Altra Industrial Motion Corp.	6,437	(205,083)
Caterpillar, Inc.	15,539	(1,965,683)
Colfax Corp.	14,381	(401,230)
Deere & Co.	9,875	(1,551,856)
Donaldson Co., Inc.	194	(9,025)
Evoqua Water Technologies Corp.	1,076	(20,014)
IDEX Corp.	7,336	(1,159,381)
Ingersoll Rand, Inc.	71,259	(2,003,803)
Kennametal, Inc.	10,282	(295,196)
Lincoln Electric Holdings, Inc.	3,264	(274,959)
Navistar International Corp.	26,790	(755,478)
PACCAR, Inc.	36,020	(2,696,097)
Trinity Industries, Inc.	39,475	(840,423)
Westinghouse Air Brake Technologies Corp.	36,917	(2,125,312)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Machinery
Xylem, Inc.	44,547	(2,893,773)

		(17,698,967)

Marine (0.2)%
Star Bulk Carriers Corp.(3)	32,997	(217,780)

Media (14.5)%
AMC Networks, Inc., Class A	1,927	(45,073)
Cable One, Inc.	23	(40,822)
Cardlytics, Inc.	1,037	(72,569)
Charter Communications, Inc., Class A	10,254	(5,229,950)
Comcast Corp., Class A	181,477	(7,073,973)
Fox Corp., Class A	10,276	(275,602)
iHeartMedia, Inc., Class A	5,195	(43,378)
Interpublic Group of Cos., Inc. (The)	89,619	(1,537,862)
Meredith Corp.	3,854	(56,076)
MSG Networks, Inc., Class A	47,631	(473,928)
National CineMedia, Inc.	3,854	(11,446)
Omnicom Group, Inc.	84,888	(4,634,885)
ViacomCBS, Inc., Class B	3,211	(74,881)

		(19,570,445)

Multi-Utilities (10.9)%
Ameren Corp.	7,707	(542,265)
CMS Energy Corp.	71,702	(4,188,831)
National Grid PLC, ADR(3)	84,887	(5,156,036)
NorthWestern Corp.	18,497	(1,008,456)
WEC Energy Group, Inc.	43,698	(3,830,130)

		(14,725,718)

Multiline Retail (3.0)%
Big Lots, Inc.	39,891	(1,675,422)
Dollar General Corp.	4,383	(835,005)
Kohl’s Corp.	28,851	(599,235)
Macy’s, Inc.	47,881	(329,421)
Nordstrom, Inc.	5,140	(81,161)
Target Corp.	4,988	(598,211)

		(4,118,455)

Oil, Gas & Consumable Fuels (31.6)%
Antero Resources Corp.	330,523	(839,528)
BP PLC, ADR(3)	118,921	(2,773,238)
Cabot Oil & Gas Corp.	131,547	(2,259,977)
Callon Petroleum Co.	153,173	(176,149)
Centennial Resource Development, Inc., Class A	159,556	(142,005)
Chevron Corp.	23,727	(2,117,160)
Cimarex Energy Co.	94,182	(2,589,063)
ConocoPhillips	80,997	(3,403,494)
Contango Oil & Gas Co.	7,864	(18,009)
Continental Resources, Inc.	210,550	(3,690,942)
Devon Energy Corp.	262,266	(2,974,096)
Diamondback Energy, Inc.	75,308	(3,149,381)
EOG Resources, Inc.	68,533	(3,471,882)
EQT Corp.	37,642	(447,940)
Euronav N.V.(3)	16,720	(136,268)
Exxon Mobil Corp.	45,953	(2,055,018)
Frontline Ltd.(3)	10,238	(71,461)
Marathon Oil Corp.	466,079	(2,852,404)
Murphy Oil Corp.	244,752	(3,377,578)
Occidental Petroleum Corp.	213,247	(3,902,420)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Ovintiv, Inc.(2)	22,726	(217,033)
Range Resources Corp.	193,318	(1,088,380)
Royal Dutch Shell PLC, Class A, ADR(3)	7,383	(241,350)
Southwestern Energy Co.	163,576	(418,755)
Targa Resources Corp.	19,260	(386,548)

		(42,800,079)

Paper & Forest Products (0.7)%
Louisiana-Pacific Corp.	38,110	(977,522)

Personal Products (1.5)%
Estee Lauder Cos., Inc. (The), Class A	10,942	(2,064,537)

Pharmaceuticals (3.7)%
Agile Therapeutics, Inc.	6,232	(17,325)
Arvinas, Inc.	756	(25,356)
Bristol-Myers Squibb Co.	23,361	(1,373,627)
Durect Corp.	18,225	(42,282)
Eli Lilly & Co.	17,768	(2,917,150)
IMARA, Inc.	1,691	(46,722)
Kala Pharmaceuticals, Inc.	1,435	(15,082)
Pfizer, Inc.	12,880	(421,176)
Provention Bio, Inc.	3,904	(55,086)
Relmada Therapeutics, Inc.	1,295	(57,951)
Zogenix, Inc.	1,243	(33,574)

		(5,005,331)

Professional Services (0.9)%
CoStar Group, Inc.	50	(35,533)
Nielsen Holdings PLC(3)	77,280	(1,148,381)
Upwork, Inc.	3,220	(46,497)
Verisk Analytics, Inc.	190	(32,338)

		(1,262,749)

Real Estate Investment Trusts (66.3)%
American Homes 4 Rent, Class A	262,960	(7,073,624)
Apple Hospitality REIT, Inc.	5,138	(49,633)
Arbor Realty Trust, Inc.	8,950	(82,698)
AvalonBay Communities, Inc.	34,022	(5,261,162)
Brandywine Realty Trust	51,400	(559,746)
Broadmark Realty Capital, Inc.	11,168	(105,761)
Camden Property Trust	82,866	(7,559,036)
Douglas Emmett, Inc.	200,348	(6,142,670)
Essex Property Trust, Inc.	11,507	(2,637,059)
Extra Space Storage, Inc.	15,102	(1,394,972)
Federal Realty Investment Trust	5,474	(466,439)
Franklin Street Properties Corp.	597,161	(3,039,549)
Gaming and Leisure Properties, Inc.	218,051	(7,544,565)
Healthcare Realty Trust, Inc.	69,463	(2,034,571)
Kite Realty Group Trust	387,750	(4,474,635)
Lamar Advertising Co., Class A	1,047	(69,898)
LTC Properties, Inc.	192,464	(7,250,119)
Medical Properties Trust, Inc.	205,282	(3,859,302)
National Retail Properties, Inc.	14,784	(524,536)
Pebblebrook Hotel Trust	16,698	(228,095)
Prologis, Inc.	21,884	(2,042,434)
Regency Centers Corp.	63,567	(2,917,090)
Retail Properties of America, Inc., Class A	155,733	(1,139,966)
Ryman Hospitality Properties, Inc.	4,496	(155,562)
Safehold, Inc.	400	(22,996)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
SITE Centers Corp.	125,544	(1,016,906)
SL Green Realty Corp.	74,785	(3,686,153)
STORE Capital Corp.	113,862	(2,711,054)
Tanger Factory Outlet Centers, Inc.	185,665	(1,323,791)
Taubman Centers, Inc.	124,815	(4,713,014)
Terreno Realty Corp.	81,304	(4,279,843)
Ventas, Inc.	75,487	(2,764,334)
Vornado Realty Trust	63,882	(2,440,931)
Weyerhaeuser Co.	5,075	(113,984)

		(89,686,128)

Real Estate Management & Development 0.0%
Redfin Corp.	828	(34,702)

Road & Rail (13.2)%
Avis Budget Group, Inc.	20,043	(458,784)
CSX Corp.	23,147	(1,614,272)
Heartland Express, Inc.	9,013	(187,650)
JB Hunt Transport Services, Inc.	26,749	(3,218,975)
Ryder System, Inc.	8,988	(337,140)
Saia, Inc.	75,941	(8,443,120)
Schneider National, Inc., Class B	80,791	(1,993,114)
Uber Technologies, Inc.(2)	12,575	(390,831)
Union Pacific Corp.	6,839	(1,156,270)

		(17,800,156)

Semiconductors & Semiconductor Equipment (5.7)%
Advanced Micro Devices, Inc.	3,841	(202,075)
Applied Materials, Inc.	19,764	(1,194,734)
CyberOptics Corp.	647	(20,840)
Lattice Semiconductor Corp.	1,100	(31,229)
Power Integrations, Inc.	186	(21,972)
Teradyne, Inc.	12,880	(1,088,489)
Texas Instruments, Inc.	27,226	(3,456,885)
Xilinx, Inc.	17,604	(1,732,058)

		(7,748,282)

Software (27.3)%
Anaplan, Inc.	14,028	(635,609)
ANSYS, Inc.	153	(44,635)
Appian Corp.	151	(7,739)
Aspen Technology, Inc.	4,824	(499,815)
Autodesk, Inc.	5,148	(1,231,350)
Avalara, Inc.	790	(105,141)
Blackline, Inc.	3,295	(273,188)
Cerence, Inc.	39,382	(1,608,361)
Ceridian HCM Holding, Inc.	340	(26,952)
Check Point Software Technologies Ltd.(3)	51,341	(5,515,564)
Cornerstone OnDemand, Inc.	489	(18,856)
Domo, Inc., Class B	711	(22,873)
Envestnet, Inc.	563	(41,403)
Fortinet, Inc.	15,364	(2,109,016)
Guidewire Software, Inc.	1,882	(208,620)
HubSpot, Inc.	12,847	(2,882,224)
Intuit, Inc.	5,003	(1,481,838)
Mimecast Ltd.(3)	11,623	(484,214)
New Relic, Inc.	6,438	(443,578)
Oracle Corp.	12,873	(711,491)
PagerDuty, Inc.	81,603	(2,335,478)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Software
Paycom Software, Inc.	737	(228,271)
Paylocity Holding Corp.	2,961	(431,980)
Proofpoint, Inc.	10,280	(1,142,313)
PROS Holdings, Inc.	612	(27,191)
Q2 Holdings, Inc.	335	(28,740)
SAP SE, ADR(3)	58,270	(8,157,800)
Sapiens International Corp. N.V.(3)	785	(21,964)
Slack Technologies, Inc., Class A	77,040	(2,395,174)
SolarWinds Corp.	479	(8,464)
SVMK, Inc.(2)	3,057	(71,962)
Synopsys, Inc.	1,180	(230,100)
Tenable Holdings, Inc.	2,113	(62,988)
Trade Desk, Inc. (The), Class A	7,914	(3,217,041)
Varonis Systems, Inc.	192	(16,988)
Veritone, Inc.	2,115	(31,429)
Zoom Video Communications, Inc., Class A(2)	653	(165,562)

		(36,925,912)

Specialty Retail (6.8)%
AutoNation, Inc.	23,112	(868,549)
CarMax, Inc.	6,420	(574,911)
Gap, Inc. (The)	78,325	(988,461)
GrowGeneration Corp.	2,876	(19,672)
Ross Stores, Inc.	26,896	(2,292,615)
Tractor Supply Co.	19,938	(2,627,629)
Ulta Beauty, Inc.	9,321	(1,896,078)

		(9,267,915)

Technology Hardware, Storage & Peripherals (4.9)%
Hewlett Packard Enterprise Co.	320,495	(3,118,416)
Logitech International S.A.(3)	3,864	(252,010)
NetApp, Inc.	19,305	(856,563)
Seagate Technology PLC(3)	30,835	(1,492,722)
Super Micro Computer, Inc.	3,927	(111,488)
Western Digital Corp.	19,275	(850,991)

		(6,682,190)

Textiles, Apparel & Luxury Goods (4.2)%
G-III Apparel Group Ltd.	18,032	(239,645)
Hanesbrands, Inc.	313,896	(3,543,886)
Lululemon Athletica, Inc.	1,546	(482,367)
PVH Corp.	10,298	(494,819)
Ralph Lauren Corp.	12,917	(936,741)
VF Corp.	668	(40,708)

		(5,738,166)

Thrifts & Mortgage Finance (0.1)%
PennyMac Financial Services, Inc.	1,763	(73,676)

Trading Companies & Distributors (3.0)%
Air Lease Corp.	21,896	(641,334)
Fastenal Co.	9,016	(386,245)
HD Supply Holdings, Inc.	3,699	(128,170)
MSC Industrial Direct Co., Inc., Class A	3,873	(281,993)
SiteOne Landscape Supply, Inc.	203	(23,136)
United Rentals, Inc.	17,199	(2,563,339)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
Watsco, Inc.	424	(75,345)

		(4,099,562)

Total Common Stocks (Proceeds $533,161,378)		(542,585,417)

Exchange-Traded Funds (122.1)%
Alerian MLP ETF	6,852	(169,107)
Communication Services Select Sector SPDR Fund	59,401	(3,210,030)
Consumer Discretionary Select Sector SPDR Fund	6,310	(805,850)
Consumer Staples Select Sector SPDR Fund	91,447	(5,362,452)
ETFMG Prime Cyber Security ETF	50,178	(2,231,917)
Health Care Select Sector SPDR Fund	18,040	(1,805,263)
Industrial Select Sector SPDR Fund	81,130	(5,573,631)
Invesco QQQ Trust, Series 1	66,164	(16,382,206)
iShares 20+ Year Treasury Bond ETF	19,313	(3,165,980)
iShares China Large-Cap ETF	5,138	(203,979)
iShares Expanded Tech-Software Sector ETF	22,631	(6,432,862)
iShares MSCI Emerging Markets ETF	16,835	(673,232)
iShares MSCI India ETF	23,628	(685,684)
iShares Nasdaq Biotechnology ETF	8,720	(1,191,937)
iShares Russell 2000 ETF(2)	110,293	(15,791,752)
iShares Russell 2000 Growth ETF	22,522	(4,659,126)
iShares U.S. Real Estate ETF	25,589	(2,016,669)
iShares U.S. Technology ETF	38,535	(10,396,743)
Materials Select Sector SPDR Fund	14,478	(815,835)
SPDR S&P 500 ETF Trust	155,799	(48,042,180)
SPDR S&P Biotech ETF	15,551	(1,740,934)
SPDR S&P Homebuilders ETF	13,219	(580,314)
SPDR S&P Retail ETF	61,644	(2,643,295)
SPDR S&P Semiconductor ETF	87,003	(9,734,766)
Technology Select Sector SPDR Fund	34,039	(3,556,735)
United States Oil Fund L.P.	38,619	(1,083,649)
Utilities Select Sector SPDR Fund	187,178	(10,562,454)
VanEck Vectors Semiconductor ETF	26,737	(4,085,414)
Vanguard Real Estate ETF	21,203	(1,665,072)

Total Exchange-Traded Funds (Proceeds $159,514,161)		(165,269,068)

Total Securities Sold Short (Proceeds $692,675,539)		(707,854,485)

Total Investments, net of securities sold short (Cost $58,741,996) 51.7%		69,970,762
Other assets, less liabilities 48.3%		65,335,800

Net Assets 100.0%		$135,306,562

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1) Non-income producing.
(2) All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of June 30, 2020, is $484,612,515.
(3) Foreign security.
(4) Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

MLP	Master Limited Partnership

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2020

REIT	Real Estate Investment Trust

At June 30, 2020, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	6,186,000	7,642,574	7/31/20	$10,653	$—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	3,876,000	4,354,163	7/31/20	4,421	—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	363,000	408,586	7/31/20	—	(390)
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	199,000	244,475	7/31/20	1,724	—
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	1,240,000	1,393,160	7/31/20	—	(1,227)
Total Forward Currency Exchange Contracts						$16,798	$(1,617)

Net unrealized appreciation (depreciation)							$15,181
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020
	Weiss Strategic Interval Fund
ASSETS:
Investments, at value (cost $751,417,535)	$777,825,247
Cash	45,425,191
Deposits at broker for shorts	28,296,598
Receivable for forward currency exchange contracts	16,798
Receivable for investments sold	159,885,171
Dividends and interest receivable (Net of foreign withholding taxes of $5,832)	1,318,770
Receivable for excise tax	3,359,783
Prepaid expenses	74,743
Total assets	1,016,202,301
LIABILITIES:
Securities sold short, at value (proceeds of $692,675,539)	707,854,485
Payable for investments purchased	165,523,548
Payable for incentive fees (see Note 4)	4,774,660
Dividends and interest on securities sold short payable	1,421,850
Payable for borrowing fees on securities sold short	633,571
Payable for management fees (see Note 4)	500,864
Payable for audit fees	88,814
Payable for forward currency exchange contracts	1,617
Payable for legal fees	48,747
Payable for fund administration and fund accounting fees	18,426
Accrued expenses and other liabilities	14,590
Payable for compliance fees	8,385
Payable for transfer agent fees and expenses	6,182
Total liabilities	880,895,739
NET ASSETS	$135,306,562
NET ASSETS CONSISTS OF:
Paid-in capital	$437,787,200
Total Distributable Earnings (Loss)	(32,862,309)
Loans receivable from sole shareholder	(268,339,134)
Accrued interest on loans receivable from sole shareholder	(1,279,195)
Total net assets	$135,306,562
Shares issued and outstanding (unlimited shares authorized)	34,595,474
Net asset value and offering price per share	$3.9	1

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Weiss Strategic Interval Fund
INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $23,299)	$10,451,380
Total investment income	10,451,380
EXPENSES:
Incentive fee (see Note 4)	11,316,888
Dividends on securities sold short	9,947,876
Borrowing expenses on securities sold short	3,249,857
Management fees (see Note 4)	2,879,047
Audit fees	79,314
Administration and fund accounting fees	63,201
Trustees’ fees	44,757
Custodian fees	31,641
Insurance fees	26,618
Compliance fees	25,313
Transfer agent fees	12,432
Miscellaneous fees	6,332
Legal fees	4,114
Reports to shareholders	3,480
Total expenses	27,690,870
Net investment loss	(17,239,490)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
Investment transactions	(72,839,046)
Securities sold short	132,839,162
Forward currency contracts	(297,962)
Foreign currency related transactions	(64,545)
Net realized gain	59,637,609
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	(4,737,686)
Securities sold short	4,188,989
Forward currency contracts	98,314
Translation of assets and liabilities denominated in foreign currencies	310
Net decrease in unrealized appreciation/depreciation	(450,073)
Net realized and change in unrealized gain on investments	59,187,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,948,046

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Weiss Strategic Interval Fund
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(17,239,490)	$(14,639,682)
Net realized gain on investments, securities sold short, forward currency exchange contracts and foreign currency transactions	59,637,609	28,708,303
Net increase (decrease) in unrealized appreciation/depreciation on investments, securities sold short, forward currency exchange contracts and foreign currency translation	(450,073)	14,072,990
Net increase in net assets resulting from operations	41,948,046	28,141,611
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(20,040,384)
Total distributions to shareholders	–	(20,040,384)
CAPITAL SHARE TRANSACTIONS AND LOANS TO SOLE SHAREHOLDER:
Net proceeds from sale of shares	–	142,210,035
Reinvestment of distributions	–	20,040,384
Issuance of loans to sole shareholder	(67,000,000)	(144,139,134)
Interest payments from loans to sole shareholder	2,156,764	4,002,217
Net increase in net assets resulting from capital share transactions and loans to sole shareholder	(64,843,236)	22,113,502
Net Increase in Net Assets	(22,895,190)	30,214,729
NET ASSETS:
Beginning of period	$158,201,752	$127,987,023
End of period	$135,306,562	$158,201,752

SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	34,595,474	18,964,228
Shares sold	–	13,707,985
Shares issued from reinvestment of distributions	–	1,923,261
Shares redeemed	–	–
Shares outstanding, end of period	34,595,474	34,595,474

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2020

Weiss Strategic Interval Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$41,948,046
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(6,200,183,885)
Proceeds from sales of investments	6,497,232,733
Proceeds from securities sold short	6,927,979,193
Purchases to cover securities sold short	(7,175,718,353)
Net repayments on forward currency exchange contracts	(297,962)
Unrealized depreciation on investments	4,737,686
Unrealized appreciation on securities sold short	(4,188,989)
Unrealized appreciation on forward currency exchange contracts	(98,314)
Net realized loss on investments	72,839,046
Net realized gain on securities sold short	(132,839,162)
Net realized loss on forward currency exchange contracts	297,962
Decrease in receivable for investments sold	44,421,700
Decrease in dividends and interest receivable	1,142,761
Increase in prepaid expenses	(70,236)
Decrease in payable for investments purchased	(38,860,660)
Decrease in dividends and interest payable	(1,210,230)
Increase in payable for management fees	27,090
Increase in payable for borrowing fees on securities sold short	132,255
Decrease in payable for audit fees	(33,186)
Increase in payable for fund administration and fund accounting fees	6,593
Increase in payable for legal fees	4,022
Increase in payable for transfer agent fees and expenses	2,015
Increase in payable for performance fees	2,734,780
Decrease in accrued expenses and other liabilities	(8,137)
Increase in payable for compliance fees	4,041
Net cash used in operating activities	$40,000,809
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans to sole shareholder	$(67,000,000)
Proceeds from interest on loans to sole shareholder	2,156,764
Net cash provided by financing activities	(64,843,236)
Net change in cash	$(24,842,427)
CASH:
Beginning Balance, Cash and Deposits at broker for shorts	$98,564,216
Ending Balance, Cash and Deposits at broker for shorts	$73,721,789

At June 30, 2020 the below amounts are included in cash and deposits at broker for shorts:
Cash	$45,425,191
Deposits at broker for shorts	$28,296,598
$73,721,789

See Notes to Financial Statements.

Financial Highlights

Weiss Strategic Interval Fund

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Period Ended December 31, 2018* (1)
PER SHARE DATA(2)
Net asset value, beginning of period	$4.57		$6.75	$10.00
INVESTMENT OPERATIONS:
Net investment loss(3)	(0.50)		(0.50)	(0.96)
Net realized and unrealized gain on investments	1.76		1.94	2.72
Total from investment operations	1.26		1.44	1.76
LESS DISTRIBUTIONS FROM:
Net investment income(4)	—		(0.61)	(1.66)
LESS TRANSACTIONS FROM:
Loans to sole shareholder	(1.92)		(3.01)	(3.35)
Net asset value, end of period	$3.91		$4.57	$6.75
TOTAL RETURN BEFORE INCENTIVE FEES	35.52	%(5)	27.39%	23.59	%(5)
TOTAL RETURN AFTER INCENTIVE FEES	27.67	%(5)	21.38%	17.59	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$135,307		$158,202	$127,987
Ratio of gross expenses to average net assets(6)	24.30	%(7)	29.91%	25.44	%(7)
Ratio of dividends and borrowing expense on securities sold short to average net assets	11.58	%(7)	20.89%	15.13	%(7)
Ratio of operating expenses to average net assets excluding dividends and borrowing expense on securities sold short(6)	2.79	%(7)	3.71%	5.03	%(7)
Ratio of incentive fees to average net assets(6)	9.93	%(7)	5.32%	5.28	%(7)
Ratio of net investment loss to average net assets(6)	(15.13	)%(7)	(10.38)%	(12.51	)%(7)
Portfolio turnover rate(8)	723	%(5)	887%	938	%(5)

*	See Note 2 in Notes to Financial Statements for more information.
(1)	Inception date of the Fund was February 1, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Includes short-term capital gains, if any.
(5)	Not annualized for periods less than one year.
(6)

These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(7)	Annualized for periods less than one year.
(8)

The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average fair value of long positions throughout the periods.

See Notes to Financial Statements.

Notes to Financial Statements

June 30, 2020 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Revision to Previously Issued Financial Statements

The Fund’s previously issued financial statements for the period ended December 31, 2018 have been restated to revise the classification of loans to the sole shareholder and the interest earned from those loans. The revisions resulted in the loans receivable of $52,700,000 and interest receivable of $186,535 being reclassified as a deduction from net assets, as well as interest income of $1,120,874 being reclassified as a reduction of investment income. As a result, NAV per share was reduced from $9.77 to $6.75 as of December 31, 2018. These reclassifications also had corresponding effects on the percentage of net assets presented on the Schedule of Investments, and on the per share data, total returns, and supplemental data and ratios presented in the Financial Highlights. The cash flow activities related to the loans have also been reclassified from operating activities to financing activities. The cumulative effect of these changes resulted in a reduction of net assets previously presented in the Statement of Assets and Liabilities of $57,386,535 and a reduction in the net increase in net assets resulting from operations of $1,120,874. However, these adjustments are for the purposes of U.S. GAAP audited financial statement presentation only.

The Fund’s previously issued financial statements for the period ended December 31, 2018 did not reflect ASU 2016-18, which required further classification and presentation of restricted cash in the Statement of Cash Flows. The restated financial statements reflect the adoption of ASU 2016- 18.

The table below presents previously reported balances of the Fund and the restated balances of the Fund after the reclassification of loans to the sole shareholder and interest earned from those loans and restricted cash, as detailed above, for the year ended December 31, 2018.

Statement / Line Item	As Previously Reported Book Balance	Reclassification	As Restated

Statement of Assets and Liabilities
Assets:
Loans receivable from sole shareholder	$57,200,000	$(57,200,000)	$–
Dividends and interest receivable	1,333,233	(186,535)	1,146,698
Total Assets	761,876,170	(57,386,535)	704,489,635

Liabilities:
Total Liabilities	576,502,612	–	576,502,612

Total Net Assets	$185,373,558	$ (57,386,535)	$127,987,023

Net Assets Consists of:
Paid-in-Capital	$186,093,847	$–	$186,093,847
Total Distributable Earnings (Loss)	(720,289)	–	(720,289)
Loans receivable from sole shareholder	–	(57,200,000)	(57,200,000)
Accrued interest on loans receivable from sole shareholder	–	(186,535)	(186,535)

Statement / Line Item	As Previously Reported Book Balance	Reclassification	As Restated
Statement of Assets and Liabilities
Total Net Assets	$185,373,558	$(57,386,535)	$127,987,023
Shares issued and outstanding	18,964,228	–	18,964,228
Net asset value per share	$9.77	$(3.02)	$6.75
Statement of Operations
Investment Income:
Interest	$1,120,874	$(1,120,874)	$–
Total Investment Income	17,629,135	(1,120,874)	16,508,261
Expenses:
Total Expenses	32,473,170	–	32,473,170
Net Investment Loss	$(14,844,035)	$(1,120,874)	$(15,964,909)

Statement of Changes in Net Assets
Net investment loss	$(14,844,035)	$(1,120,874)	$(15,964,909)
Net increase in net assets resulting from operations	23,440,146	(1,120,874)	22,319,272

Distributions to Shareholders From:
Net investment income	(20,040,384)	–	(20,040,384)

Capital Share Transactions
Net proceeds from sale of shares	166,061,445	–	166,061,445
Reinvestment of distributions	23,392,185	–	23,392,185
Issuance of loans to sole shareholder	–	(57,200,000)	(57,200,000)
Interest payments from loans to sole shareholder	–	934,339	934,339
Net increase in net assets resulting from capital share transactions and loans to sole shareholder	189,453,630	(56,265,661)	133,187,969
Net Increase in Net Assets	$185,373,558	$(57,386,535)	$127,987,023
Net Assets End of Period	$185,373,558	$(57,386,535)	$127,987,023
Statement of Cash Flows
Net increase in net assets resulting from operations	$23,440,146	$(1,120,874)	$22,319,272
Increase in loans receivable from sole shareholder	(17,000,000)	17,000,000	–
Increase in deposits at broker for shorts	40,942,778	(40,942,778)	–
Increase in dividends and interest receivable	(571,788)	186,535	(385,253)
Net cash provided by operating activities	$(51,832,815)	57,008,439	5,175,624
Loans to sole shareholder	–	(17,000,000)	(17,000,000)
Proceeds from interest on loans to sole shareholder	–	934,339	934,339
Net cash provided by financing activities	$120,971,967	$(16,065,661)	$104,906,306
Net change in cash	$69,139,152	$40,942,778	$110,081,930
Ending Balance, Cash and Deposits at Broker for Shorts	$69,139,152	$40,942,778	$110,081,930

Statement / Line Item	As Previously Reported Book Balance	Reclassification	As Restated

Notes to Financial Statements
U.S. GAAP permanent differences between financial and tax reporting:

Paid in Capital	$(3,359,783)	$(1,120,874)	$(4,480,657)

Total Distributable Earnings (Loss)	$3,359,783	$1,120,874	$4,480,657

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses

The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The deposit at broker for shorts on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of June 30, 2020, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$754,348,146	$3,211,079	$—	$757,559,225
Exchange-Traded Funds	20,219,872	—	—	20,219,872
Rights	46,150	—	—	46,150

Total Investments in Securities	774,614,168	3,211,079	—	777,825,247
Derivative Contracts:
Forward Exchange Contracts(2)	—	16,798	—	16,798

Total	$774,614,168	$3,227,877	$—	$777,842,045

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(542,585,417)	$—	$—	$(542,585,417)
Exchange-Traded Funds	(165,269,068)	—	—	(165,269,068)

Total Securities Sold Short	(707,854,485)	—	—	(707,854,485)

Derivative Contracts:
Forward Exchange Contracts(2)	—	(1,617)	—	(1,617)

Total	$(707,854,485)	$(1,617)	$—	$(707,856,102)

(1)	Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2)	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly management fee at the annual rate of 1.50%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Effective September 1, 2019, the Adviser agrees that it will attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wants to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it may do so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) shall be 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) shall be an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the Loans outstanding are included in the NAV of the Fund.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2020 through June 30, 2020.

As of June 30, 2020, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset (a Bermuda based, reinsurance company) in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount (Maturities ranging from June 23, 2020 to March 27, 2025)

	$268,339,134 (principal) and $1,279,195 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the six months ended June 30, 2020, the Fund made additional loans with a principal balance of $67,000,000 to the sole shareholder. During the six months ended June 30, 2020, the Fund earned interest of approximately $2,403,000 on the outstanding loans, that interest earned on loans flows through equity as capital contributions rather than the Statement of Operations. The Fund did not collect any principal payments during the six months ended June 30, 2020.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended June 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	6,200,183,885	6,497,232,733
Short Sales	7,175,718,353	6,927,979,193

9. Taxes

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the six months ended June 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$163,457,023
Unrealized appreciation	$47,898,605
Unrealized depreciation	(141,384,866)
Net unrealized appreciation (depreciation)	$(93,486,261)

10. Principal Risks

Concentration of Credit Risk

The Fund maintains its cash and cash equivalents in a financial institution, State Street Bank and Trust Company, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.

Counterparty Risk

Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Investment and Market Risk

The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fixed Income Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Foreign Exchange Risk

The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates.

11. Derivative Contracts

The over-the-counter (“OTC”) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of setoff in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The Fund presents OTC derivatives that are executed with the same counterparty under the same master netting agreement on a gross basis, even though the criteria for the right of setoff may be met.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the six months ended June 30, 2020.

	Monthly Average Notional Amount
	Long	Short
Forward Currency Exchange Contracts	19,189,949	20,317,408

The fair value on the Statement of Assets and Liabilities and the effect on the Statement of Operations, of open derivative instruments, whose primary underlying risk exposure is foreign exchange risk at June 30, 2020 was as follows:

	Assets	Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Exchange Contracts	$ 16,798	$ 1,617	$ (297,962)	$ 98,314

The Fund is required to disclose the effect of offsetting assets and liabilities presented in the Statement of Assets and Liabilities to enable financial statement users to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities include financial instruments and derivative contracts that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: Each of the two parties owes the other determinable amounts, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to setoff, and the Fund’s right of set off is enforceable at law.

The following table presents the effects or potential effects of netting arrangements for derivative contracts in the Statement of Assets and Liabilities as of June 30, 2020:

Counterparty	Gross amounts of recognized assets	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank & Trust Company	$16,798	$(1,617)	$—	$—	$15,181

Counterparty	Gross amounts of recognized liabilities	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank & Trust Company	$(1,617)	$1,617	$—	$—	$—
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

12. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items received recognition or disclosure.

13. Change in Independent Registered Public Accounting Firm

On July 9, 2020, the Audit Committee recommended, and the Company’s Board of Directors approved, the decision to select PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ended December 31, 2020. The selection of PwC does not reflect any disagreements with the Company or the Board of Directors with the performance of the Fund’s prior independent registered public accounting firm, KPMG.

Other Information

June 30, 2020 (unaudited)

The table below presents the book balances of the Fund and the restated balance of the Fund after the reclassification of loans to the sole shareholder and interest earned from those loans, as detailed above, for the six months ended

June 30, 2020.

Statement / Line Item	Book Balance	Reclassification	As Restated

Statement of Assets and Liabilities

Assets:
Loans receivable from sole shareholder	$268,339,134	$(268,339,134)	$–
Dividends and interest receivable	2,597,965	(1,279,195)	1,318,770
Total Assets	1,285,820,630	(269,618,329)	1,016,202,301

Liabilities:
Total Liabilities	880,895,735	–	880,895,735
Total Net Assets	$404,924,891	$(269,618,329)	$135,306,562
Net Assets Consists of:
Paid-in-Capital	437,787,200	–	437,787,200
Total Distributable Earnings (Loss)	(32,862,309)	–	(32,862,309)
Loans receivable from sole shareholder	–	(268,339,134)	(268,339,134)
Accrued interest on loans receivable from sole shareholder	–	(1,279,195)	(1,279,195)

Total Net Assets	$404,924,891	$(269,618,329)	$135,306,562
Shares issued and outstanding	34,595,474	–	34,595,474
Net asset value per share	$11.70	$(7.79)	$3.91

Statement of Operations

Investment Income:
Interest	$2,156,764	$(2,156,764)	–
Total Investment Income	12,608,144	(2,156,764)	$10,451,380

Expenses:
Total Expenses	27,690,870	–	27,690,870

Total Investment Loss	$(15,082,726)	$(2,156,764)	$(17,239,490)

Statement of Changes in Net Assets
Net investment loss	$(15,082,726)	$(2,156,764)	$(17,239,490)
Net increase in net assets resulting from operations	44,104,810	(2,156,764)	41,948,046

Capital Share Transactions
Net proceeds from sale of shares	–	–	–
Reinvestment of distributions	–	–	–
Issuance of loans to sole shareholder	–	(67,000,000)	(67,000,000)
Interest payments from loans to sole shareholder	–	2,156,764	2,156,764
Net increase in net assets resulting from capital share transactions and loans to sole shareholder	–	(64,843,236)	(64,843,236)

Net Assets End of Period	$404,924,891	$(269,618,329)	$135,306,562

Other Information

June 30, 2020 (unaudited)

Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s general oversight. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 and a description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available: (1) without charge, upon request, by calling toll free, 1-800-342-5734; and (2) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

Previously, the Fund was required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Beginning in 2020, the Fund ceased filing Form N-Q and commenced filing Form N-PORT. Part F of the Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. The Fund’s filings are available on the SEC’s website at http://www.sec.gov.

Investment Objective and Policies (unaudited)

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. No assurance can be given that the Fund’s investment objective will be achieved. Except as expressly noted otherwise herein, the Fund’s investment objective, policies and strategies may be changed without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares (as defined below), if any.

The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships (collectively, “MLPs”) and shares of real estate investment trusts (“REITs”). The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and depositary receipts, including American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund intends to maintain both long and short positions based predominantly on the fundamental analysis and views of Weiss Multi-Strategy Advisers LLC (the “Adviser”) on a particular investment. The Fund will take long positions in investments that the Adviser believes will allow the Fund to realize a benefit from an increase in the underlying prices of such securities. The Fund will take short positions in investments that the Adviser believes will allow the Fund to realize a benefit from a decrease in the underlying price of such securities. A “short sale” is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline. The proceeds received from the Fund’s short sales of securities will generally be used to purchase all or a portion of the Fund’s additional long positions in securities. The long and short positions held by the Fund may vary over time as market opportunities develop.

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Adviser will seek to enhance the Fund’s return through the use of leverage. The Fund will engage in short sales for investment purposes, principally when the Adviser believes the market price of securities will decline. In addition, although it has no current intention to do so, the Fund may use borrowings, including loans from certain financial institutions and the issuance of debt securities (collectively, “Borrowings”), in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such Borrowings. Furthermore, although it has no current intention to do so, the Fund may add leverage to its portfolio through the issuance of preferred shares (“Preferred Shares”) in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance. The Fund also may acquire derivative instruments, primarily options or index options (e.g., calls and puts may be purchased or written). The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. The Fund’s leverage strategy may not work as planned or achieve its goal. In addition, the Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund’s investments may be denominated in U.S. dollars or in foreign currencies. In order to minimize the impact of currency fluctuations, the Adviser may at times hedge certain or all of the Fund’s investments denominated in foreign currencies into U.S. dollars. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, even longer. Regulatory limitations or bans on short selling activities may prevent the Fund from fully implementing its strategy. To secure the Fund’s obligation to cover its short positions, the Fund may pledge securities that it owns as collateral to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.

In all instances, the Fund intends to satisfy the quarterly diversification requirements set forth in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order for the Fund to be treated as a regulated investment company (“RIC”) under such provisions, including limitations on amounts invested into one or more MLPs.

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all common shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent.

Portfolio Managers

George Weiss, Jordi Visser, Charles Crow IV, Ron Lior, and David Betten served as the Fund’s portfolio managers.

George Weiss, Chief Executive Officer and Chairman: Founded George Weiss Associates, Inc. in 1978. Prior to establishing the company, George specialized in utility stocks and investing on behalf of institutional clients at Bache Halsey Stuart, Inc., in Hartford and briefly at Faulkner, Dawkins and Sullivan, Inc. He is a graduate of The Wharton School of Finance at the University of Pennsylvania where he is a Trustee Emeritus. He is also a Trustee Emeritus of the Woodrow Wilson Fellowship Foundation. Mr. Weiss is the founder of Say Yes to Education, Inc., (a charity dedicated to the educational advancement of inner-city students), a trustee of the Orphan Disease Pathway Project Foundation, and a Director of Somerset Re Ltd.

Jordi Visser, President and Chief Investment Officer: Joined the Adviser in 2005. Previously, Jordi was the founding Managing Partner of Anchor Point Asset Management, a global macro fund. A former Managing Director at Morgan Stanley, he traded various global equity derivative books for nine years. He opened the Morgan Stanley office in Sao Paulo, Brazil, and managed the derivative sales and trading effort there during the 1997–1998 emerging market crisis. Upon his return to New York in 1999, he managed index derivatives and ETF trading and was a member of the Equity Division Risk Committee. Jordi is a magna cum laude graduate of Manhattan College.

Charles Crow IV, Chief Data Scientist and Portfolio Manager: Joined the Adviser in 2013. Prior to joining Weiss, he was a Vice President in Quantitative and Derivatives Strategies at Morgan Stanley where he primarily focused on fundamental factors, quantitative portfolio construction and systematic long/short investment strategies. Previously, he designed and implemented an automated market-making system utilizing statistical arbitrage theory at ArtIsoft, Inc. in his hometown of Princeton, NJ. Charles is the Chief Data Scientist at Weiss Multi-Strategy Advisers LLC; his team focuses on driving investment and operational efficiency. In addition, Charles is a Portfolio Manager on the Weiss Alpha Balanced Risk strategy. He holds a B.S. in Computer Science from Johns Hopkins University and an M.S. in Operations Research from Columbia University.

Ron Lior, Portfolio Manager: Joined the Adviser in 1993. He began his tenure with the firm in capital structure arbitrage in Europe, Asia and Latin America. He co-developed financial stock models and built models for Japanese warrants and convertibles. Ron holds a dual degree in finance and mechanical engineering from the University of Pennsylvania.

David Betten, Portfolio Manager: Joined the Adviser in 1998. He began his tenure as a Trader for the Quantitative strategy and then became Co-Manager of proprietary trading and the Global Event strategy. Previously, he worked as a broker in the private client group at Quick and Reilly. David graduated with a BA in economics from the University of Pennsylvania.

INVESTMENT ADVISER

Weiss Multi-Strategy Advisers LLC

320 Park Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT

AND TRANSFER AGENT

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

51 John F. Kennedy Parkway, 5th Floor

Short Hills, NJ 07078

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives. As of December 31, 2019, certain material weaknesses were identified relating to the accounting for loans to the Registrant’s sole shareholder and the adoption of new accounting standards. These material weaknesses resulted in the restatement of the December 31, 2018 financial statements and financial highlights. The restatement resulted in a reduction of net assets previously presented in the Statement of Assets and Liabilities and a reduction in the net increase resulting from operations. Additionally, these material weaknesses could result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

As a result of the material weaknesses described above, it was determined that the Registrant was lacking the controls necessary to reflect the presentation of a certain significant unusual transaction and implement a certain accounting pronouncement. Based on these material weaknesses, the Registrant determined that its disclosure controls and procedures were ineffective as of December 31, 2019 and subsequently as of June 30, 2020.

The Registrant is currently developing a remediation plan to address the material weaknesses described above. As part of the remediation plan, the Registrant’s management intends to develop and implement controls to review, more adeptly, the application of any new accounting standards that arise and the accounting and presentation of any significant unusual transactions that the Fund may enter into.

(b)

Changes in Internal Control over Financial Reporting: There have been no changes in the Registrant’s internal control over financial reporting that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting during the period covered by this report.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

Date: September 4, 2020	By:	/s/ Jay Tucker
Jay Tucker Trustee, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 4, 2020	By:	/s/ Jay Tucker
Jay Tucker Trustee, President

Date: September 4, 2020	By:	/s/ Scott Crowell
Scott Crowell Trustee (Principal Financial Officer and Principal Accounting Officer)